Stock-Based Compensation Plans - Additional Information (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) shares plan $ / shares	Dec. 31, 2024 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 163,000,000	$ 132,000,000
Number of deferred share unit plans | plan	2
Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	200.00%
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average unit fair value of granted | $	$ 2.64
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	328
Weighted average exercise price, exercised (in CAD per share) | $ / shares	$ 9.48
Common shares issued in exercise of other equity instruments (in shares)	328
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, exercised (in CAD per share) | $ / shares	$ 3.54
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for cash	317
Cenovus Replacement Stock Options | Settled for common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	12
Common shares issued in exercise of other equity instruments (in shares)	10
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 3.54
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term	3 years
Number of other equity instruments outstanding in share-based payment arrangement	7,529	7,210
Employee Long-Term Incentives | $	$ 128,000,000	$ 80,000,000
Intrinsic value of vested | $	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Award vesting term	3 years
Number of other equity instruments outstanding in share-based payment arrangement	11,763	8,148
Employee Long-Term Incentives | $	$ 161,000,000	$ 105,000,000
Intrinsic value of vested | $	$ 0
RSUs | MEG Energy Corp
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,748
DSUs Option One
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	50.00%
DSUs Option Four
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	75.00%
Deferred Share Units Option Five
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	100.00%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,834	1,761
Employee Long-Term Incentives | $	$ 43,000,000	$ 38,000,000
Deferred Income Tax Assets to be Settled After More Than Twelve Months
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Term of share options in sharebased payment arrangement	1 year
3 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Term of share options in sharebased payment arrangement	2 years
4 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of share options in sharebased payment arrangement	3 years
Later than seven years and not later than ten years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of share options in sharebased payment arrangement	7 years